FAIR VALUE MEASUREMENTS (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 0.05
Risk Free Interest Rate		0.39%	0.08%
Expected Volatility Rate		177.15%	103.70%
Dividend Rate	0.00%	0.00%	0.00%
Term		1 year	9 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Interest Rate	0.06%
Expected Volatility Rate	150.19%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk Free Interest Rate	0.09%
Expected Volatility Rate	171.53%